Loans and borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
Loans and borrowings
Total loans and borrowings	€ 63,113	€ 41,284	€ 64,398
Current	10,324	12,997	25,483
Non-Current	52,789	28,287	38,915
K€50,000 KBC credit facility
Loans and borrowings
Total loans and borrowings	35,000
K€35,000 EIB bank loan
Loans and borrowings
Total loans and borrowings	10,000	15,833	21,667
K€28,000 acquisition bank loan
Loans and borrowings
Total loans and borrowings			10,000
K€17,700 secured bank loans
Loans and borrowings
Total loans and borrowings	11,773	13,348	14,904	€ 17,700
K€12,300 bank loans ACTech
Loans and borrowings
Total loans and borrowings		1,230	3,546
K€5,000 other facility loan
Loans and borrowings
Total loans and borrowings		1,094	1,496
Bank investment loans - other
Loans and borrowings
Total loans and borrowings	711	2,023	4,778
Lease liabilities
Loans and borrowings
Total loans and borrowings	€ 5,628	7,726	7,943
Related party loan
Loans and borrowings
Total loans and borrowings		€ 30	€ 64